                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ] Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Petrus Trust Company, LTA
Address: PO Box 269014
         Plano, Texas 75026

Form 13F File Number: 028-13931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Radunsky
Title: Chief Operating Officer
Phone: (972) 535-1983

Signature, Place, and Date of Signing:


/s/ David Radunsky                      Plano, TX                August 12, 2011
-------------------------------------   ----------------------   ---------------
(Signature)                             (City, State)            (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:          106
Form 13F Information Table Value Total:      264,035
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                           VOTING AUTHORITY
                                 TITLE OF                VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
NAME OF ISSUER                    CLASS        CUSIP    (X1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------               --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AARONS INC                   COM PAR $0.50   002535300      257      9,100 SH       SOLE                     9,100
AETNA INC NEW                COM             00817Y108      745     16,900 SH       SOLE                    16,900
ALASKA AIR GROUP INC         COM             011659109      288      4,200 SH       SOLE                     4,200
ALLIANT TECHSYSTEMS INC      NOTE 2.750% 9/1 018804AN4   17,669 17,600,000 PRN      SOLE                17,600,000
AMERCO                       COM             023586100      240      2,500 SH       SOLE                     2,500
AMEREN CORP                  COM             023608102      470     16,300 SH       SOLE                    16,300
AMGEN INC                    NOTE 3/0        031162AL4   11,882 15,000,000 PRN      SOLE                15,000,000
AMTRUST FINANCIAL SERVICES I COM             032359309      232     10,200 SH       SOLE                    10,200
ARCHER DANIELS MIDLAND CO    COM             039483102      718     23,800 SH       SOLE                    23,800
ARROW ELECTRS INC            COM             042735100      369      8,900 SH       SOLE                     8,900
AT&T INC                     COM             00206R102    2,497     79,500 SH       SOLE                    79,500
ATMOS ENERGY CORP            COM             049560105      309      9,300 SH       SOLE                     9,300
AUTOMATIC DATA PROCESSING IN COM             053015103   12,864    244,200 SH       SOLE                   244,200
AUTOZONE INC                 COM             053332102   11,175     37,900 SH       SOLE                    37,900
AVNET INC                    COM             053807103      367     11,500 SH       SOLE                    11,500
BCE INC                      COM NEW         05534B760    1,010     25,700 SH       SOLE                    25,700
BERKLEY W R CORP             COM             084423102    6,526    201,156 SH       SOLE                   201,156
BLACKROCK KELSO CAPITAL CORP COM             092533108      135     15,000 SH       SOLE                    15,000
BRISTOW GROUP INC            COM             110394103      265      5,200 SH       SOLE                     5,200
BROOKFIELD ASSET MGMT INC    CL A LTD VT SH  112585104      816     24,600 SH       SOLE                    24,600
BROOKFIELD INFRAST PARTNERS  LP INT UNIT     G16252101      366     14,600 SH       SOLE                    14,600
BUNGE LIMITED                COM             G16962105      545      7,900 SH       SOLE                     7,900
CABELAS INC                  COM             126804301      255      9,400 SH       SOLE                     9,400
CACI INTL INC                CL A            127190304      259      4,100 SH       SOLE                     4,100
CARNIVAL CORP                PAIRED CTF      143658300      877     23,300 SH       SOLE                    23,300
CARTER INC                   COM             146229109    5,414    176,000 SH       SOLE                   176,000
CHENIERE ENERGY INC          NOTE 2.250% 8/0 16411RAE9    4,415  5,000,000 PRN      SOLE                 5,000,000
CHESAPEAKE ENERGY CORP       COM             165167107      760     25,600 SH       SOLE                    25,600
CISCO SYS INC                COM             17275R102    7,149    458,000 SH       SOLE                   458,000
CLECO CORP NEW               COM             12561W105      265      7,600 SH       SOLE                     7,600
COCA COLA CO                 COM             191216100    6,056     90,000 SH       SOLE                    90,000
COMCAST CORP NEW             CL A            20030N101    1,460     57,600 SH       SOLE                    57,600
CONOCOPHILLIPS               COM             20825C104    1,872     24,900 SH       SOLE                    24,900
CONSOLIDATED EDISON INC      COM             209115104      724     13,600 SH       SOLE                    13,600
CONVERGYS CORP               COM             212485106      229     16,800 SH       SOLE                    16,800
COSTCO WHSL CORP NEW         COM             22160K105    1,462     18,000 SH       SOLE                    18,000
COVENTRY HEALTH CARE INC     COM             222862104      452     12,400 SH       SOLE                    12,400
CURTISS WRIGHT CORP          COM             231561101      230      7,100 SH       SOLE                     7,100
CYPRESS SHARPRIDGE INVTS INC COM             23281A307      195     15,200 SH       SOLE                    15,200
DARDEN RESTAURANTS INC       COM             237194105    1,463     29,400 SH       SOLE                    29,400
DTE ENERGY CO                COM             233331107      525     10,500 SH       SOLE                    10,500
EBAY INC                     COM             278642103    6,454    200,000 SH       SOLE                   200,000
ECHOSTAR CORP                CL A            278768106      215      5,900 SH       SOLE                     5,900
EDISON INTL                  COM             281020107      628     16,200 SH       SOLE                    16,200

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
EL PASO ELEC CO              COM NEW         283677854      220      6,800 SH       SOLE                     6,800
ELLINGTON FINANCIAL LLC      COM             288522303    5,263    250,000 SH       SOLE                   250,000
ENERGEN CORP                 COM             29265N108      339      6,000 SH       SOLE                     6,000
ENSCO PLC                    SPONSORED ADR   29358Q109    1,333     25,000 SH       SOLE                    25,000
ESTERLINE TECHNOLOGIES CORP  COM             297425100      290      3,800 SH       SOLE                     3,800
EV ENERGY PARTNERS LP        COM UNITS       26926V107      224      4,200 SH       SOLE                     4,200
FIRST CTZNS BANCSHARES INC N CL A            31946M103      243      1,300 SH       SOLE                     1,300
FIRST FINL BANCORP OH        COM             320209109      184     11,000 SH       SOLE                    11,000
FRESH DEL MONTE PRODUCE INC  ORD             G36738105      224      8,400 SH       SOLE                     8,400
GOLDMAN SACHS GROUP INC      COM             38141G104    8,225     61,800 SH       SOLE                    61,800
GREATBATCH INC               SDCV 2.250% 6/1 39153LAB2    7,064  7,000,000 PRN      SOLE                 7,000,000
HATTERAS FINL CORP           COM             41902R103      260      9,200 SH       SOLE                     9,200
HESS CORP                    COM             42809H107      860     11,500 SH       SOLE                    11,500
HUMANA INC                   COM             444859102      668      8,300 SH       SOLE                     8,300
IDACORP INC                  COM             451107106      253      6,400 SH       SOLE                     6,400
INTERNATIONAL RECTIFIER CORP COM             460254105      227      8,100 SH       SOLE                     8,100
INTERPUBLIC GROUP COS INC    NOTE 4.250% 3/1 460690BA7    5,503  5,000,000 PRN      SOLE                 5,000,000
INTUIT                       COM             461202103   13,395    258,300 SH       SOLE                   258,300
JOHNSON & JOHNSON            COM             478160104    6,107     91,800 SH       SOLE                    91,800
KINDER MORGAN INC DEL        COM             49456B101    8,145    283,500 SH       SOLE                   283,500
LORAL SPACE & COMMUNICATNS I COM             543881106      236      3,400 SH       SOLE                     3,400
MAGELLAN HEALTH SVCS INC     COM NEW         559079207      246      4,500 SH       SOLE                     4,500
MAGNA INTL INC               COM             559222401      665     12,300 SH       SOLE                    12,300
MASTEC INC                   COM             576323109      205     10,400 SH       SOLE                    10,400
MAXYGEN INC                  COM             577776107      545     99,594 SH       SOLE                    99,594
METROPCS COMMUNICATIONS INC  COM             591708102      453     26,300 SH       SOLE                    26,300
MKS INSTRUMENT INC           COM             55306N104      225      8,500 SH       SOLE                     8,500
MOLSON COORS BREWING CO      CL B            60871R209      470     10,500 SH       SOLE                    10,500
NV ENERGY INC                COM             67073Y106      348     22,700 SH       SOLE                    22,700
PORTLAND GEN ELEC CO         COM NEW         736508847      250      9,900 SH       SOLE                     9,900
PROASSURANCE CORP            COM             74267C106      266      3,800 SH       SOLE                     3,800
PROGRESSIVE CORP OHIO        COM             743315103    8,689    406,400 SH       SOLE                   406,400
RENT A CTR INC NEW           COM             76009N100      275      9,000 SH       SOLE                     9,000
ROWAN COS INC                COM             779382100      404     10,400 SH       SOLE                    10,400
SANDISK CORP                 NOTE 1.000% 5/1 80004CAC5    9,514  9,750,000 PRN      SOLE                 9,750,000
SCANA CORP NEW               COM             80589M102      390      9,900 SH       SOLE                     9,900
SEABORD CORP                 COM             811543107      242        100 SH       SOLE                       100
SEACOR HOLDINGS INC          COM             811904101      260      2,600 SH       SOLE                     2,600
SEASPAN CORP                 SHS             Y75638109      164     11,200 SH       SOLE                    11,200
SERVICE CORP INTL            COM             817565104      298     25,500 SH       SOLE                    25,500
SMITH A O                    COM             831865209      237      5,600 SH       SOLE                     5,600
SONIC CORP                   COM             835451105    6,630    623,700 SH       SOLE                   623,700
SOUTHWEST GAS CORP           COM             844895102      239      6,200 SH       SOLE                     6,200
SYMANTEC CORP                COM             871503108    6,192    314,000 SH       SOLE                   314,000
SYSTEMAX INC                 COM             871851101      149     10,000 SH       SOLE                    10,000
TARGET CORP                  COM             87612E106    6,694    142,700 SH       SOLE                   142,700
TELUS CORP                   NON-VTG SHS     87971M202      515      9,800 SH       SOLE                     9,800
TIDEWATER INC                COM             886423102      291      5,400 SH       SOLE                     5,400
TIMBERLAND CO                CL A            887100105      223      5,200 SH       SOLE                     5,200
TIME WARNER INC              COM NEW         887317303    1,102     30,300 SH       SOLE                    30,300
TJX COS INC NEW              COM             872540109   15,759    300,000 SH       SOLE                   300,000
TRANSOCEAN INC               NOTE 1.500%12/1 893830AV1   18,204 18,317,000 PRN      SOLE                18,317,000
TRAVELERS COMPANIES INC      COM             89417E109      858     14,700 SH       SOLE                    14,700

TTM TECHNOLOGIES INC         COM             87305R109      186     11,600 SH       SOLE                    11,600
UBS AG                       SHS NEW         H89231338    1,388     76,000 SH       SOLE                    76,000
UNIVERSAL TECHNICAL INST INC COM             913915104    7,633    386,103 SH       SOLE                   386,103
VALERO ENERGY CORP NEW       COM             91913Y100      685     26,800 SH       SOLE                    26,800
VIROPHARMA INC               COM             928241108      220     11,900 SH       SOLE                    11,900
VISHAY INTERTECHNOLOGY INC   COM             928298108      238     15,800 SH       SOLE                    15,800
WAL MART STORES INC          COM             931142103    1,791     33,700 SH       SOLE                    33,700
WESTERN GAS PARTNERS LP      COM UNIT LP IN  958254104      245      6,900 SH       SOLE                     6,900
WESTLAKE CHEM CORP           COM             960413102      280      5,400 SH       SOLE                     5,400